Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Conversion Ratio for Convertible Preferred Units Issued

The Conversion ratio for convertible preferred units issued as of December 31, 2025 was as follows:

	Convertible Preferred Units	Conversion Ratio	New EM common shares
March 2024	1,100,003	1:1	1,100,003
April 2024	864,655	1:1	864,655
May 2024	1,265,347	1:1	1,265,347
June 2024	2,500,000	5:1	500,000
July 2024	19,500,016	5:1	3,900,003
August 2024	100,000	5:1	20,000
October 2024	5,700,000	5:1	1,140,000
	Convertible Preferred Units	Conversion Ratio	New EM common shares
November 2024	500,000	5:1	100,000
December 2024	3,700,000	5:1	740,000
January 2025	500,000	5:1	100,000
February 2025	2,700,000	5:1	540,000
March 2025	1,850,000	5:1	370,000
March 2025	2,000,000	1:1	2,000,000
September 2025	16,550,000	6:1	2,758,333
October 2025	620,000	6:1	103,333
December 2025	221,000	6:1	36,833
Total	59,671,021		15,538,507